LEASE EXIT COSTS AND PROPERTIES HELD FOR SALE (Tables)	12 Months Ended
Feb. 23, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Lease Exit Cost Reserves
Changes to the Company’s lease exit cost reserves for closed properties consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Beginning balance	$58.2	$44.4
Additions	26.6	32.7
Payments	(16.6)	(17.9)
Disposals	(1.7)	(1.0)

Ending balance	$66.5	$58.2

Schedule of Assets Held for Sale and Liabilities Held for Sale
Assets held for sale and liabilities held for sale are recorded in Other current assets and Other current liabilities, respectively, and consisted of the following (in millions):

	February 23, 2019	February 24, 2018
Assets held for sale:
Beginning balance	$29.9	$3.1
Transfers in	18.6	295.5
Disposals	(46.7)	(268.7)

Ending balance	$1.8	$29.9

Liabilities held for sale:
Beginning balance	$10.5	$15.4
Transfers in	5.7	—
Disposals	(7.9)	(4.9)

Ending balance	$8.3	$10.5